Debt, Senior Secured Credit Facilities (Q3) (Details) $ in Thousands, € in Millions			6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 17, 2017 USD ($)	May 31, 2017 USD ($)	Jun. 30, 2017	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014	Aug. 17, 2017 EUR (€)	Mar. 04, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 30, 2013 USD ($)	Jul. 30, 2013 EUR (€)
LIBOR [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate				1.00%
Term of variable rate				1 month	1 month
Federal Funds Effective Rate [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate				0.50%	0.50%
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate principal amount										$ 2,825,000
Maximum borrowing capacity								$ 360,000		2,825,000
Decrease in borrowing capacity								40,000
Prepayments [Abstract]
Percentage of annual excess cash flow for prepayment of outstanding loan						50.00%
Percentage of annual excess cash flow for prepayment of outstanding loan under restrictive covenants				25.00%	25.00%
Percentage of the net cash proceeds of all non-ordinary course asset sales for prepayment of outstanding term loan				100.00%	100.00%
Percentage of net cash proceeds of any incurrence of debt for prepayment of outstanding term loan				100.00%	100.00%
Certain Covenants and Events of Default [Abstract]
Consolidated Total Debt to Consolidated EBITDA ratio				5.00	5.00
Investments in unrestricted subsidiaries				$ 100,000
Percentage of consolidated EBITDA				25.00%
Senior Secured Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
EBITDA amount					$ 250,000
Consolidated senior secured debt to consolidated EBITDA ratio					4.50
Prepayments [Abstract]
Consolidated secured debt to consolidated EBITDA ratio considered for prepayment of outstanding term loan under covenant one				3.50	3.50
Certain Covenants and Events of Default [Abstract]
Investments in unrestricted subsidiaries					$ 100,000
Percentage of consolidated EBITDA					25.00%
Letters of credit under restrictive covenant				$ 80,000	$ 80,000
Other non-cash collateralized letters of credit maximum amount under restrictive covenant				25,000	25,000
Provision of non-cash collateralized letters of credit outstanding				50,000	50,000
Aggregate amount of non-cash collateralized letters of credit outstanding				$ 120,000	$ 120,000
Senior Secured Credit Facility [Member] | Minimum [Member]
Prepayments [Abstract]
Consolidated secured debt to consolidated EBITDA ratio considered for prepayment of outstanding term loan under covenant one					3.00
Consolidated secured debt to consolidated EBITDA ratio considered for prepayment of outstanding term loan under covenant two				3.00
Senior Secured Credit Facility [Member] | Condition One [Member]
Debt Instrument [Line Items]
EBITDA amount				$ 250,000
Consolidated senior secured debt to consolidated EBITDA ratio				5.50
Senior Secured Credit Facility [Member] | Condition Two [Member]
Debt Instrument [Line Items]
Consolidated senior secured debt to consolidated EBITDA ratio				4.50
Original Dollar Term Loan Facility [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 276,800		$ 35,000	$ 35,000				$ 50,000	1,900,000
Maximum borrowing capacity	$ 1,285,500									1,900,000
Write-off of unamortized debt issuance costs		4,300
Original issue discounts		700			$ 5,037				6,379
Prepayments [Abstract]
Percentage of premium on prepayment of term loan				1.00%
Amortization and Final Maturity [Abstract]
Percentage of original principal amount for quarterly installment payment of debt amortization				1.00%	1.00%
Accrued and unpaid interest		$ 1,500
Original Dollar Term Loan Facility [Member] | LIBOR [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate	0.00%		1.00%	2.75%	3.25%
Original Dollar Term Loan Facility [Member] | Base Rate [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate				1.75%	2.25%
Euro Term Loan Due in 2020 [Member]
Debt Instrument [Line Items]
Aggregate principal amount | €											€ 400.0
Maximum borrowing capacity | €							€ 615.0				€ 400.0
Original issue discounts					$ 1,403				$ 1,772
Prepayments [Abstract]
Percentage of premium on prepayment of term loan				1.00%
Amortization and Final Maturity [Abstract]
Percentage of original principal amount for quarterly installment payment of debt amortization				1.00%	1.00%
Euro Term Loan Due in 2020 [Member] | LIBOR [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate	0.00%		1.00%	3.00%	3.75%
Original Dollar Term Loan Facility And Euro Term Loan Facility [Member]
Debt Instrument [Line Items]
Write-off of unamortized debt issuance costs	$ 29,400
Original issue discounts	$ 4,700
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity								360,000		$ 400,000
Decrease in borrowing capacity								$ 40,000
Expected decrease in borrowing capacity next year				$ 269,900
Letters of credit outstanding				8,000
Unused availability				$ 352,000	$ 344,300
Consolidated senior secured debt to consolidated EBITDA ratio				7.00	7.00
Interest Rate and Fees [Abstract]
Commitment fee				0.50%	0.50%
Revolving Credit Facility [Member] | LIBOR [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate	0.00%			3.25%
Revolving Credit Facility [Member] | Base Rate [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate				2.25%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated senior secured debt to consolidated EBITDA ratio				7.50	7.50
Certain Covenants and Events of Default [Abstract]
Aggregate amount of non-cash collateralized letters of credit outstanding				$ 300,000	$ 300,000
Revolving Credit Facility [Member] | Condition One [Member]
Debt Instrument [Line Items]
Consolidated senior secured debt to consolidated EBITDA ratio					3.00
Interest Rate and Fees [Abstract]
Commitment fee					0.375%
Revolving Credit Facility [Member] | Condition Three [Member]
Interest Rate and Fees [Abstract]
Commitment fee				0.375%
Revolving Credit Facility [Member] | Condition Three [Member] | Maximum [Member]
Debt Instrument [Line Items]
Consolidated senior secured debt to consolidated EBITDA ratio				3.0
Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 200,000	$ 200,000
Letters of credit outstanding					$ 15,700